CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited)	July 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 92.5%
COMMUNICATION SERVICES - 1.6%
Entertainment - 1.5%
Zynga Inc., Class A Shares	2,023,600	$19,891,988	*

Media - 0.1%
comScore Inc.	375,601	1,126,803	*

TOTAL COMMUNICATION SERVICES		21,018,791

CONSUMER DISCRETIONARY - 15.7%
Auto Components - 1.2%
Fox Factory Holding Corp.	167,218	14,882,402	*

Internet & Direct Marketing Retail - 6.4%
Alibaba Group Holding Ltd., ADR	82,840	20,794,497	*
Chewy Inc., Class A Shares	190,730	10,011,418	*
Expedia Group Inc.	164,542	13,329,547
MercadoLibre Inc.	33,392	37,553,311	*

Total Internet & Direct Marketing Retail		81,688,773

Specialty Retail - 6.9%
American Eagle Outfitters Inc.	921,730	9,217,300
Carvana Co.	243,854	37,785,177	*
Lowe’s Cos. Inc.	149,700	22,291,827
Ross Stores Inc.	222,851	19,983,049

Total Specialty Retail		89,277,353

Textiles, Apparel & Luxury Goods - 1.2%
Crocs Inc.	436,170	15,675,950	*

TOTAL CONSUMER DISCRETIONARY		201,524,478

CONSUMER STAPLES - 7.0%
Beverages - 2.1%
Constellation Brands Inc., Class A Shares	69,011	12,297,760
Monster Beverage Corp.	190,560	14,955,149	*

Total Beverages		27,252,909

Food & Staples Retailing - 4.0%
BJ’s Wholesale Club Holdings Inc.	631,480	25,290,774	*
Casey’s General Stores Inc.	77,585	12,350,756
Performance Food Group Co.	506,960	14,205,019	*

Total Food & Staples Retailing		51,846,549

Food Products - 0.9%
Vital Farms Inc.	310,030	10,931,658	*

TOTAL CONSUMER STAPLES		90,031,116

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Pioneer Natural Resources Co.	60,420	5,855,907

See Notes to Schedule of Investments.

ClearBridge Select Fund 2020 Quarterly Report	1

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
FINANCIALS - 4.4%
Banks - 1.5%
First Republic Bank	54,720	$6,154,906
Truist Financial Corp.	335,420	12,564,833

Total Banks		18,719,739

Capital Markets - 2.2%
Intercontinental Exchange Inc.	77,370	7,487,868
KKR & Co. Inc.	584,221	20,663,897

Total Capital Markets		28,151,765

Diversified Financial Services - 0.7%
GS Acquisition Holdings Corp. II	452,080	4,701,632	*
Insurance Acquisition Corp.	492,650	4,625,484	*(a)(b)

Total Diversified Financial Services		9,327,116

TOTAL FINANCIALS		56,198,620

HEALTH CARE - 12.9%
Biotechnology - 2.0%
BioMarin Pharmaceutical Inc.	149,860	17,954,727	*
Ultragenyx Pharmaceutical Inc.	100,220	7,833,195	*

Total Biotechnology		25,787,922

Health Care Equipment & Supplies - 1.9%
Insulet Corp.	103,260	20,998,954	*
SmileDirectClub Inc.	437,290	3,695,100	*

Total Health Care Equipment & Supplies		24,694,054

Health Care Providers & Services - 1.2%
Surgery Partners Inc.	983,022	15,010,746	*

Health Care Technology - 2.4%
Livongo Health Inc.	244,341	31,092,392	*

Life Sciences Tools & Services - 5.4%
Bio-Rad Laboratories Inc., Class A Shares	42,999	22,569,745	*
PerkinElmer Inc.	119,985	14,267,416
PPD Inc.	290,880	8,543,146	*
Syneos Health Inc.	388,046	24,210,190	*

Total Life Sciences Tools & Services		69,590,497

TOTAL HEALTH CARE		166,175,611

INDUSTRIALS - 9.5%
Aerospace & Defense - 1.3%
L3Harris Technologies Inc.	97,830	16,467,724

Air Freight & Logistics - 1.2%
XPO Logistics Inc.	212,690	15,956,004	*

Building Products - 2.1%
Trex Co. Inc.	189,304	26,375,726	*

See Notes to Schedule of Investments.

2	ClearBridge Select Fund 2020 Quarterly Report

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 1.8%
Copart Inc.	252,767	$23,570,523	*

Electrical Equipment - 1.0%
Vertiv Holdings Co.	896,620	13,000,990	*

Machinery - 0.6%
Tennant Co.	107,189	7,140,931

Road & Rail - 0.9%
Uber Technologies Inc.	379,290	11,477,316	*

Trading Companies & Distributors - 0.6%
H&E Equipment Services Inc.	442,317	7,780,356

TOTAL INDUSTRIALS		121,769,570

INFORMATION TECHNOLOGY - 35.1%
Electronic Equipment, Instruments & Components - 0.9%
Brain Corp.	413,158	2,404,579	*(a)(b)(c)
nLight Inc.	401,240	9,296,731	*

Total Electronic Equipment, Instruments & Components		11,701,310

IT Services - 8.8%
Cardtronics PLC, Class A Shares	371,751	8,301,200	*
Shopify Inc., Class A Shares	47,960	49,111,040	*
Visa Inc., Class A Shares	92,173	17,549,739
Wix.com Ltd.	133,893	38,893,239	*

Total IT Services		113,855,218

Semiconductors & Semiconductor Equipment - 0.9%
NVIDIA Corp.	26,830	11,391,750

Software - 21.8%
Adobe Inc.	52,576	23,360,568	*
Agora Inc., ADR	109,610	4,772,419	*
Cornerstone OnDemand Inc.	312,860	11,109,659	*
Crowdstrike Holdings Inc., Class A Shares	47,780	5,408,696	*
Datadog Inc., Class A Shares	134,020	12,579,117	*
DocuSign Inc.	268,629	58,246,826	*
Dynatrace Inc.	212,140	8,873,816	*
Fortinet Inc.	183,224	25,339,879	*
HubSpot Inc.	59,520	13,963,987	*
New Relic Inc.	217,894	15,450,864	*
Qualys Inc.	107,330	13,253,108	*
ServiceNow Inc.	88,609	38,917,073	*
Splunk Inc.	34,840	7,310,129	*
Sprout Social Inc., Class A Shares	646,008	18,663,171	*

See Notes to Schedule of Investments.

ClearBridge Select Fund 2020 Quarterly Report	3

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY			SHARES	VALUE
Software - continued
Varonis Systems Inc.			107,280	$11,623,788	*
Yext Inc.			660,836	11,115,262	*

Total Software				279,988,362

Technology Hardware, Storage & Peripherals - 2.7%
Apple Inc.			81,851	34,789,949

TOTAL INFORMATION TECHNOLOGY				451,726,589

MATERIALS - 1.0%
Construction Materials - 1.0%
Summit Materials Inc., Class A Shares			909,310	13,385,043	*

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Digital Realty Trust Inc.			116,818	18,753,962
SBA Communications Corp.			113,341	35,310,255

Total Equity Real Estate Investment Trusts (REITs)				54,064,217

Real Estate Management & Development - 0.6%
CBRE Group Inc., Class A Shares			176,541	7,734,261	*

TOTAL REAL ESTATE				61,798,478

TOTAL COMMON STOCKS (Cost - $782,331,750)				1,189,484,203

	RATE	MATURITY DATE	FACE AMOUNT
CORPORATE BONDS & NOTES - 0.4%
ENERGY - 0.4%
Energy Equipment & Services - 0.4%
Newpark Resources Inc., Senior Notes (Cost - $4,023,089)	4.000%	12/1/21	$5,108,000	4,555,711

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $786,354,839)				1,194,039,914

			SHARES
SHORT-TERM INVESTMENTS - 7.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class		0.039%	73,326,277	73,326,277
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares		0.075%	18,331,569	18,331,569	(d)

TOTAL SHORT-TERM INVESTMENTS (Cost - $91,657,846)				91,657,846

TOTAL INVESTMENTS - 100.0% (Cost - $878,012,685)				1,285,697,760
Other Assets in Excess of Liabilities - 0.0%††				264,097

TOTAL NET ASSETS - 100.0%				$1,285,961,857

See Notes to Schedule of Investments.

4	ClearBridge Select Fund 2020 Quarterly Report

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Restricted security (Note 3).

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2020, the total market value of investments in Affiliated Companies was $18,331,569 and the cost was $18,331,569 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

SCHEDULE OF WRITTEN OPTIONS

Exchange-Traded Written Options
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
First Republic Bank, Put
(Premiums received - $124,641)	8/21/20	$100.00	442	$4,971,616	$(28,730)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Select Fund 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Financials	$51,573,136	$4,625,484	—	$56,198,620
Information Technology	449,322,010	—	$2,404,579	451,726,589
Other Common Stocks	681,558,994	—	—	681,558,994
Corporate Bonds & Notes	—	4,555,711	—	4,555,711

Total Long-Term Investments	1,182,454,140	9,181,195	2,404,579	1,194,039,914

Short-Term Investments†	91,657,846	—	—	91,657,846

Total Investments	$1,274,111,986	$9,181,195	$2,404,579	$1,285,697,760

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$28,730	—	$28,730

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended July 31, 2020. The following transactions were effected in shares of such company for the period ended July 31, 2020.

	Affiliate Value at October 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$68,559,183	68,559,183	$50,227,614	50,227,614	—	$43,594	—	$18,331,569

8

Notes to Schedule of Investments (unaudited) (cont’d)

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of a readily ascertainable market value, is valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2020	Value Per Share	Percent of Net Assets
Brain Corp.	413,158	4/20	$2,179,615	$2,404,579	$5.82	0.19%
Insurance Acquisition Corp.	492,650	6/20	4,926,500	4,625,484	9.39	0.36

			$7,106,115	$7,030,063		0.55%

9